Research tax credit receivable and product development costs capitalized (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research tax credit receivable	$ 3,287	$ 3,132
Intangible assets	24,618	16,696
Capitalized development costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Intangible assets	11,854	$ 8,982
Capitalized development costs | Monarch N, Monarch 2 And Calliope 2 Chipsets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Intangible assets	$ 3,999		$ 3,113